Related Party Transactions - Other Agreements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			42 Months Ended
	Jun. 30, 2014 item lease_extension	Jun. 30, 2013	Dec. 31, 2013 lease_extension	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 lease_extension
Sabine Pass LNG, LP [Member] | LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Annual sublease payment	$ 0.5		$ 0.5
Number Of Available Lease Extensions	5		5			5
Term of available extension	10 years		10 years
Review Period for Inflation Adjustment	5 years		5 years
Operating Leases, Rent Expense, Net	$ 0.2	$ 0.2	$ 0.5	$ 0.3	$ 0	$ 0.8
Profit Category One [Member] | Cheniere Marketing, LLC [Member] | LNG Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Purchase Commitment, Excess And Uncommitted LNG Produced, in MMBtu/yr	36,000,000		36,000,000
Incremental LNG Volume, Purchase Price Percentage	115.00%		115.00%
Incremental LNG Volume, Purchase Price Per MMBtu	3.00		3.00
Profit Category Two [Member] | Cheniere Marketing, LLC [Member] | LNG Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Purchase Commitment, Excess And Uncommitted LNG Produced, in MMBtu/yr	68,000,000		68,000,000
Proceeds (Payments) of Gross Margin Earned, Percentage	20.00%		20.00%
Maximum [Member] | Cheniere Marketing, LLC [Member] | LNG Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Purchase Commitment, Excess And Uncommitted LNG Produced, in MMBtu/yr	104,000,000		104,000,000